Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring Charges Tables [Abstract]
Restructuring reserve rollforward [Table Text Block]
	Balance at	2013	2013	Balance at
	December 31, 2012	Charges	Payments	December 31, 2013
Entertainment	$25	$12	$(23)	$14
Cable Networks	—	1	—	1
Publishing	2	1	(2)	1
Local Broadcasting	7	5	(4)	8
Corporate	1	1	(1)	1
Total	$35	$20	$(30)	$25

	Balance at	2012	2012	Balance at
	December 31, 2011	Charges	Payments	December 31, 2012
Entertainment	$40	$7	$(22)	$25
Publishing	1	3	(2)	2
Local Broadcasting	—	8	(1)	7
Corporate	—	1	—	1
Total	$41	$19	$(25)	$35